Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation gain or loss recognized				¥ 446	$ 63
Convenience translation rate | (per share)				¥ 7.0999	$ 1
Expected credit losses	¥ 531			¥ 1,196		9,801		$ 73	$ 168	¥ 2,086
Inventory						180
Impairment on fixed assets				1,896	$ 267
impairment on Long-term investments				100	14
Sales and marketing expenses				2,447					349
Underpayment taxes	100	$ 15		100	15
Other comprehensive loss	446	$ 61		446	$ 63
Termination of right of use assets						1,750
Recognized commitments and contingencies				3,507		2,900			494
Commitments and contingencies				¥ 3,507		¥ 2,900			$ 494	¥ 3,507
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	1 year			3 years				1 year	3 years
VAT Percentage				6.00%	6.00%
VAT Rate	6.00%	6.00%
Minimum [Member] | Service Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years							3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years			5 years				10 years	5 years
VAT Percentage				13.00%	13.00%
VAT Rate	13.00%	13.00%
Maximum [Member] | Service Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years							5 years
US [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	1							1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	7.2672							7.2672